UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22896

Investment Company Act File Number

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Capital Opportunities Portfolio

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.6%

Security	Shares	Value
Argentina — 6.1%
Adecoagro SA(1)	28,500	$276,165
Arcos Dorados Holdings, Inc., Class A(1)	38,360	393,190
Banco Macro SA, Class B ADR	13,696	1,486,564
BBVA Banco Frances SA ADR	21,613	546,593
Cablevision Holding SA GDR(1)	12,444	331,798
Cresud SA ADR	10,769	233,364
Empresa Distribuidora Y Comercializadora Norte SA ADR(1)	7,134	435,531
Grupo Clarin SA GDR(2)	3,677	24,636
Grupo Financiero Galicia SA, Class B ADR	30,884	2,155,703
Grupo Supervielle SA ADR	18,611	594,994
IRSA Inversiones y Representaciones SA ADR	7,276	208,967
Pampa Energia SA ADR(1)	18,072	1,274,076
Telecom Argentina SA ADR	34,215	1,278,272
Transportadora de Gas del Sur SA ADR(1)	24,857	569,225
YPF SA ADR	56,024	1,352,979

		$11,162,057

China — 16.7%
AAC Technologies Holdings, Inc.	12,500	$207,120
Accelink Technologies Co., Ltd., Class A	18,900	75,510
Agricultural Bank of China, Ltd., Class H	666,000	407,484
Alibaba Group Holding, Ltd. ADR(1)	16,154	3,300,101
Anhui Conch Cement Co., Ltd., Class A	28,500	156,357
Anhui Conch Cement Co., Ltd., Class H	24,000	131,684
ANTA Sports Products, Ltd.	17,000	81,567
AviChina Industry & Technology Co., Ltd., Class H	332,000	177,840
Baidu, Inc. ADR(1)	3,980	982,742
Bank of China, Ltd., Class H	1,421,000	851,654
Bank of Communications, Ltd., Class H	145,000	125,220
BBMG Corp., Class A	154,300	136,447
Beijing Enterprises Water Group, Ltd.	424,000	304,519
Brilliance China Automotive Holdings, Ltd.	56,000	142,376
BYD Co., Ltd., Class H	14,500	136,428
CGN Power Co., Ltd., Class H(3)	1,100,000	310,693
China Cinda Asset Management Co., Ltd., Class H	147,000	62,095
China CITIC Bank Corp., Ltd., Class H	153,000	125,611
China Communications Construction Co., Ltd., Class H	227,000	270,286
China Construction Bank Corp., Class H	1,341,000	1,539,564
China Everbright International, Ltd.	60,000	91,374
China Evergrande Group(1)	99,000	326,017
China Galaxy Securities Co., Ltd., Class H	59,500	48,471
China Life Insurance Co., Ltd., Class H	109,000	367,025
China Literature, Ltd.	1	10
China Mengniu Dairy Co., Ltd.	47,000	153,217
China Merchants Bank Co., Ltd., Class H	60,500	295,381
China Merchants Port Holdings Co., Ltd.	24,160	63,704
China Minsheng Banking Corp., Ltd., Class H	99,000	112,925

Security	Shares	Value
China Mobile, Ltd.	107,000	$1,126,752
China Overseas Land & Investment, Ltd.	60,000	232,036
China Pacific Insurance (Group) Co., Ltd., Class H	42,200	213,313
China Petroleum & Chemical Corp., Class H	610,000	527,293
China Railway Construction Corp., Ltd., Class H	46,500	56,460
China Railway Group, Ltd., Class H	86,000	65,867
China Resources Beer Holdings Co., Ltd.	38,000	143,499
China Resources Cement Holdings, Ltd.	194,000	145,946
China Resources Gas Group, Ltd.	20,000	65,859
China Resources Land, Ltd.	105,777	420,986
China Resources Pharmaceutical Group, Ltd.(3)	130,000	171,086
China Resources Power Holdings Co., Ltd.	34,000	62,691
China Shenhua Energy Co., Ltd., Class H	120,500	374,424
China State Construction International Holdings, Ltd.	162,000	233,840
China Taiping Insurance Holdings Co., Ltd.	31,400	135,175
China Telecom Corp., Ltd., Class H	590,000	292,210
China Unicom (Hong Kong), Ltd.(1)	98,000	146,903
China Vanke Co., Ltd., Class H	26,700	130,054
CITIC Securities Co., Ltd., Class H	39,500	104,742
CITIC, Ltd.	75,000	118,036
CNOOC, Ltd.	261,000	410,256
Country Garden Holdings Co., Ltd.	129,000	277,090
CRRC Corp., Ltd., Class H	79,750	78,820
CSPC Pharmaceutical Group, Ltd.	168,000	372,165
Ctrip.com International, Ltd. ADR(1)	5,900	276,002
Dongfeng Motor Group Co., Ltd., Class H	54,000	70,321
ENN Energy Holdings, Ltd.	14,000	108,168
FAW Car Co., Ltd.(1)	104,700	203,522
Fiberhome Telecommunication Technologies Co., Ltd., Class A	36,800	153,209
Fullshare Holdings, Ltd.	160,000	75,286
Geely Automobile Holdings, Ltd.	115,000	365,856
GF Securities Co., Ltd., Class H	24,600	54,813
Great Wall Motor Co., Ltd., Class H	53,500	65,014
Guangdong Investment, Ltd.	48,000	71,365
Guangzhou Automobile Group Co., Ltd., Class H	126,000	283,993
Haitong Securities Co., Ltd., Class H	60,000	97,742
Hanergy Thin Film Power Group, Ltd.(1)(4)	302,000	0
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	29,100	184,186
Hengan International Group Co., Ltd.	12,500	119,760
Hisense Electric Co., Ltd., Class A	75,900	189,788
Huaneng Power International, Inc., Class H	96,000	61,750
Huatai Securities Co., Ltd.(3)	34,000	76,881
Industrial & Commercial Bank of China, Ltd., Class H	1,219,000	1,148,258
JD.com, Inc. ADR(1)	10,624	523,019
Lenovo Group, Ltd.	160,000	92,105
NetEase, Inc. ADR	1,181	378,109
New China Life Insurance Co., Ltd., Class H	16,000	103,823
New Oriental Education & Technology Group, Inc. ADR	2,374	218,622
People’s Insurance Co. Group of China, Ltd. (The), Class H	129,000	73,501
PetroChina Co., Ltd., Class H	558,000	440,377
PICC Property & Casualty Co., Ltd., Class H	76,000	157,227
Ping An Insurance (Group) Co. of China, Ltd., Class H	77,000	906,905
Poly Real Estate Group Co., Ltd., Class A	80,900	221,356
Semiconductor Manufacturing International Corp.(1)	7,300	10,506

Security	Shares	Value
Shenzhou International Group Holdings, Ltd.	12,000	$123,573
SINA Corp.(1)	1,200	140,700
Sino Biopharmaceutical, Ltd.	90,000	165,092
Sino-Ocean Group Holding, Ltd.	241,000	198,965
Sinopharm Group Co., Ltd., Class H	61,600	271,466
Sunny Optical Technology Group Co., Ltd.	17,000	234,323
TAL Education Group ADR	4,548	148,128
Tencent Holdings, Ltd.	81,800	4,833,352
TravelSky Technology, Ltd., Class H	57,000	177,905
Vipshop Holdings, Ltd. ADR(1)	6,998	115,677
Want Want China Holdings, Ltd.	103,000	90,775
Weibo Corp. ADR(1)	120	15,548
Yum China Holdings, Inc.	7,500	347,925
Zhuzhou CRRC Times Electric Co., Ltd., Class H	11,000	60,847
Zijin Mining Group Co., Ltd., Class H	344,000	173,429

		$30,718,094

Croatia — 1.5%
Adris Grupa DD, PFC Shares	9,000	$649,039
Ericsson Nikola Tesla DD	930	188,858
Hrvatski Telekom DD	52,252	1,448,903
Koncar-Elektroindustrija DD	1,480	173,575
Valamar Riviera DD	48,200	346,893

		$2,807,268

Cyprus — 1.4%
Bank of Cyprus Holdings PLC(1)(5)	482,403	$1,439,862
Bank of Cyprus Holdings PLC(1)(5)	389,786	1,161,714

		$2,601,576

Egypt — 2.2%
Amer Group Holding(1)	2,605,200	$45,688
Arabian Cement Co.	96,000	41,897
Arabian Food Industries Co. (DOMTY)(1)	91,400	51,070
Citadel Capital SAE(1)	1,195,300	86,058
Commercial International Bank Egypt SAE	327,500	1,446,187
Credit Agricole Egypt SAE	55,500	139,827
Eastern Tobacco	17,750	466,701
Egyptian Financial Group-Hermes Holding Co.	195,400	226,009
Egyptian Resorts Co.(1)	895,600	77,607
Emaar Misr for Development SAE(1)	408,300	85,622
Ghabbour Auto(1)	506,400	140,958
Heliopolis Housing	68,800	136,010
Juhayna Food Industries	253,600	156,255
Medinet Nasr Housing	280,700	177,987
Palm Hills Developments SAE(1)	701,000	150,853
Pioneers Holding(1)	154,000	75,820
Porto Holding SAE(1)	2,659,800	52,717
Six of October Development & Investment Co.(1)	140,100	148,603
Talaat Moustafa Group	483,900	260,314
Telecom Egypt	190,400	143,474

		$4,109,657

Security	Shares	Value
Georgia — 2.7%
BGEO Group PLC	48,700	$2,531,689
TBC Bank Group PLC	107,700	2,512,697

		$5,044,386

Hong Kong — 0.0%(6)
Hua Hong Semiconductor, Ltd.(3)	41,000	$81,667

		$81,667

Iceland — 3.4%
Eik Fasteignafelag HF(1)	1,866,700	$191,285
Eimskipafelag Islands HF	407,000	977,869
Hagar HF	2,036,000	836,560
Icelandair Group HF	1,860,000	301,627
Marel HF	397,000	1,382,381
Reginn HF(1)	1,637,000	429,139
Reitir Fasteignafelag HF	1,043,000	945,305
Siminn HF	9,776,000	410,433
Sjova-Almennar Tryggingar HF	1,151,900	199,404
Tryggingamidstodin HF	728,000	248,424
Vatryggingafelag Islands HF	2,066,800	250,446

		$6,172,873

India — 6.5%
Adani Ports and Special Economic Zone, Ltd.	22,802	$153,001
Adani Power, Ltd.(1)	9,483	5,432
Ambuja Cements, Ltd.	21,000	86,655
Asian Paints, Ltd.	8,100	144,100
Aurobindo Pharma, Ltd.	7,300	72,442
Axis Bank, Ltd.	48,500	452,010
Bajaj Auto, Ltd.	2,400	125,502
Bajaj Finance, Ltd.	4,600	121,003
Bajaj Finserv, Ltd.	1,200	90,204
Bharat Petroleum Corp., Ltd.	22,800	175,504
Bharti Airtel, Ltd.	34,700	239,675
Bharti Infratel, Ltd.	15,719	86,826
Cipla, Ltd.	9,500	88,591
Coal India, Ltd.	19,072	90,013
Dabur India, Ltd.	18,500	103,573
Dr. Reddy’s Laboratories, Ltd.	3,000	105,038
Eicher Motors, Ltd.	400	168,809
GAIL (India), Ltd.	17,066	128,391
Godrej Consumer Products, Ltd.	7,200	118,725
Grasim Industries, Ltd.	10,000	182,197
HCL Technologies, Ltd.	16,228	250,984
Hero MotoCorp, Ltd.	1,300	75,389
Hindalco Industries, Ltd.	30,900	124,095
Hindustan Petroleum Corp., Ltd.	19,000	118,054
Hindustan Unilever, Ltd.	17,900	384,099
Housing Development Finance Corp., Ltd.	22,890	703,178
ICICI Bank, Ltd.	75,580	418,366
Indiabulls Housing Finance, Ltd.	8,300	180,632
Indian Oil Corp., Ltd.	19,200	125,707
Infosys, Ltd.	44,157	796,202
ITC, Ltd.	93,750	399,497

Security	Shares	Value
JSW Steel, Ltd.	25,000	$114,944
Larsen & Toubro, Ltd.	14,250	318,764
LIC Housing Finance, Ltd.	12,100	101,596
Lupin, Ltd.	5,700	79,304
Mahindra & Mahindra, Ltd.	21,600	259,602
Maruti Suzuki India, Ltd.	2,900	432,541
Motherson Sumi Systems, Ltd.	27,150	156,631
Nestle India, Ltd.	700	82,010
Oil & Natural Gas Corp., Ltd.	34,800	111,121
Piramal Enterprises, Ltd.	2,500	107,519
Reliance Industries, Ltd.	68,600	1,035,835
Shree Cement, Ltd.	360	97,108
Shriram Transport Finance Co., Ltd.	6,100	131,637
State Bank of India	62,700	309,315
Tata Consultancy Services, Ltd.	12,278	599,625
Tata Motors, Ltd.(1)	45,100	282,343
Tata Steel, Ltd.	9,900	109,853
Tech Mahindra, Ltd.	15,900	152,822
Titan Co., Ltd.	10,400	141,880
UltraTech Cement, Ltd.	2,700	185,533
UPL, Ltd.	10,100	119,151
Vedanta, Ltd.	43,100	230,208
Wipro, Ltd.	25,471	121,945
Yes Bank, Ltd.	41,500	230,838
Zee Entertainment Enterprises, Ltd.	16,300	152,633

		$11,978,652

Indonesia — 2.8%
Adaro Energy Tbk PT	717,400	$131,242
Astra International Tbk PT	834,900	529,502
Bank Central Asia Tbk PT	511,400	868,245
Bank Mandiri Persero Tbk PT	796,000	483,907
Bank Negara Indonesia Persero Tbk PT	345,100	242,323
Bank Rakyat Indonesia Persero Tbk PT	2,311,500	639,243
Bumi Serpong Damai Tbk PT	436,800	59,365
Charoen Pokphand Indonesia Tbk PT	365,200	94,091
Gudang Garam Tbk PT	22,900	138,696
Hanjaya Mandala Sampoerna Tbk PT	470,400	172,041
Indofood CBP Sukses Makmur Tbk PT	120,400	78,486
Indofood Sukses Makmur Tbk PT	207,500	120,061
Kalbe Farma Tbk PT	1,009,100	125,270
Matahari Department Store Tbk PT	116,000	96,385
Perusahaan Gas Negara Persero Tbk PT	507,600	98,896
Semen Indonesia Persero Tbk PT	145,300	120,733
Surya Citra Media Tbk PT	321,200	64,441
Telekomunikasi Indonesia Persero Tbk PT	2,031,900	605,503
Unilever Indonesia Tbk PT	67,800	275,363
United Tractors Tbk PT	79,400	230,239

		$5,174,032

Kazakhstan — 4.4%
Central Asia Metals PLC	251,600	$1,070,519
Halyk Savings Bank of Kazakhstan JSC GDR(1)(2)(5)	62,000	802,900
Halyk Savings Bank of Kazakhstan JSC GDR(1)(2)(5)	167,650	2,169,956

Security	Shares	Value
KAZ Minerals PLC(1)	106,025	$1,233,813
KazMunaiGas Exploration Production GDR(2)	151,009	2,075,655
Kcell JSC GDR(2)	142,842	743,323

		$8,096,166

Kuwait — 3.6%
Agility Public Warehousing Co. KSC	206,250	$593,781
Boubyan Bank KSCP	194,880	299,127
Burgan Bank SAK	184,380	195,176
Kuwait Finance House KSCP	761,530	1,485,811
Kuwait Projects Co. Holdings KSC	124,400	124,720
Mabanee Co. SAKC	128,730	314,390
Mezzan Holding Co. KSCC	34,900	90,621
Mobile Telecommunications Co.	654,500	1,030,866
National Bank of Kuwait SAK	798,945	1,972,313
National Industries Group Holding SAK(1)	264,200	142,642
National Real Estate Co. KPSC(1)	178,300	72,916
VIVA Kuwait Telecom Co.	51,300	135,344
Warba Bank KSCP(1)	146,300	109,447

		$6,567,154

Luxembourg — 0.2%
Globant SA(1)	8,506	$386,513

		$386,513

Mauritius — 2.7%
Alteo, Ltd.	297,687	$275,049
CIEL, Ltd.	1,340,300	305,899
CIM Financial Services, Ltd.	832,100	265,729
ENL Land, Ltd.	155,011	205,720
Gamma Civic, Ltd.	107,086	116,727
IBL, Ltd.	37,656	55,463
LUX Island Resorts, Ltd.	78,300	165,280
MCB Group, Ltd.	228,408	1,939,716
New Mauritius Hotels, Ltd.(1)	389,190	304,056
Omnicane, Ltd.	15,009	26,429
Phoenix Beverages, Ltd.	10,200	176,459
Rogers & Co., Ltd.	187,150	192,452
SBM Holdings, Ltd.	2,100,810	505,803
Sun, Ltd., Class A(1)	156,512	235,371
Terra Mauricia, Ltd.	182,256	165,164

		$4,935,317

Pakistan — 0.0%(6)
Searle Co., Ltd. (The)	5,013	$17,082

		$17,082

Peru — 3.9%
Alicorp SAA	129,300	$448,690
Cementos Pacasmayo SAA	85,338	221,571
Cia de Minas Buenaventura SA ADR	41,756	644,295
Credicorp, Ltd.	12,399	2,871,980
Engie Energia Peru SA	79,000	178,094
Ferreycorp SAA	529,200	426,190
Fossal SAA(1)	21,662	1,974

Security	Shares	Value
Grana y Montero SAA ADR(1)	101,500	$296,380
InRetail Peru Corp.(3)	22,000	484,000
Southern Copper Corp.	16,338	793,210
Union Andina de Cementos SAA	308,000	292,102
Volcan Cia Minera SAA, Class B	1,145,200	487,850

		$7,146,336

Philippines — 1.5%
Aboitiz Equity Ventures, Inc.	72,000	$107,677
Aboitiz Power Corp.	39,500	31,612
Alliance Global Group, Inc.(1)	85,700	25,623
Ayala Corp.	10,270	210,241
Ayala Land, Inc.	291,600	251,564
Bank of the Philippine Islands	21,799	50,622
BDO Unibank, Inc.	63,210	188,365
Cebu Air, Inc.	25,000	48,281
CEMEX Holdings Philippines, Inc.(1)(3)	118,400	9,678
Century Pacific Food, Inc.	162,000	49,307
D&L Industries, Inc.	277,000	65,726
DMCI Holdings, Inc.	110,400	30,989
DoubleDragon Properties Corp.(1)	31,000	23,076
Energy Development Corp.	37,626	4,163
Globe Telecom, Inc.	1,375	50,916
GT Capital Holdings, Inc.	3,100	81,324
JG Summit Holdings, Inc.	119,690	178,644
Jollibee Foods Corp.	23,850	132,278
Megaworld Corp.	1,050,500	101,374
Metro Pacific Investments Corp.	973,800	122,621
Metropolitan Bank & Trust Co.	55,903	108,361
PLDT, Inc.	3,815	116,444
Robinsons Land Corp.	161,300	65,589
Security Bank Corp.	22,000	105,421
SM Investments Corp.	13,820	275,470
SM Prime Holdings, Inc.	324,100	233,077
Universal Robina Corp.	48,960	153,954

		$2,822,397

Serbia — 4.5%
Aerodrom Nikola Tesla AD Beograd(1)	95,682	$1,793,104
Energoprojekt Holding AD Beograd(1)	74,772	705,165
Gosa Montaza AD Velika Plana(1)	1,378	19,438
Komercijalna Banka AD Beograd(1)	103,565	2,053,651
MESSER Tehnogas AD(1)	200	26,158
Metalac AD(1)	53,233	1,109,733
NIS AD Novi Sad	342,465	2,546,662

		$8,253,911

Singapore — 1.2%
Yoma Strategic Holdings, Ltd.	5,602,933	$2,150,005

		$2,150,005

South Korea — 9.2%
AMOREPACIFIC Corp.	787	$220,495
AMOREPACIFIC Group	860	114,196
Celltrion, Inc.(1)	2,005	590,598

Security	Shares	Value
CJ CheilJedang Corp.	220	$73,856
CJ Corp.	300	51,685
Coway Co., Ltd.	1,443	128,557
DB Insurance Co., Ltd.	1,525	103,298
E-MART, Inc.	580	157,594
GS Holdings Corp.	1,555	101,042
Hana Financial Group, Inc.	6,982	340,232
Hankook Tire Co., Ltd.	2,081	104,224
Hanwha Chemical Corp.	3,338	109,986
Hyosung Corp.	639	80,758
Hyundai Construction Equipment Co., Ltd.(1)	106	20,227
Hyundai Electric & Energy System Co., Ltd.(1)	106	12,190
Hyundai Engineering & Construction Co., Ltd.	2,350	94,335
Hyundai Heavy Industries Co., Ltd.(1)	842	109,378
Hyundai Mobis Co., Ltd.	1,573	364,734
Hyundai Motor Co.	3,469	526,862
Hyundai Robotics Co., Ltd.(1)	134	57,154
Hyundai Steel Co.	2,214	117,960
Industrial Bank of Korea	7,595	118,344
Kakao Corp.	1,035	135,732
Kangwon Land, Inc.	2,800	85,018
KB Financial Group, Inc.	8,973	564,294
Korea Zinc Co., Ltd.	251	121,059
KT&G Corp.	2,748	274,053
LG Chem, Ltd.	1,083	438,041
LG Corp.	2,427	202,414
LG Display Co., Ltd.	5,180	155,594
LG Electronics, Inc.	2,470	236,937
LG Household & Health Care, Ltd.	210	231,271
Lotte Chemical Corp.	420	165,111
Lotte Corp.(1)	426	27,838
Lotte Shopping Co., Ltd.	333	75,174
Mirae Asset Daewoo Co., Ltd.	9,700	102,116
Naver Corp.	632	538,344
NCsoft Corp.	410	169,598
Orion Holdings Corp.	239	6,101
POSCO	1,682	599,946
S-Oil Corp.	1,295	149,164
Samsung Biologics Co., Ltd.(1)(3)	470	191,802
Samsung C&T Corp.	1,825	242,626
Samsung Electro-Mechanics Co., Ltd.	1,502	149,436
Samsung Electronics Co., Ltd.	2,081	4,863,979
Samsung Electronics Co., Ltd., PFC Shares	392	774,732
Samsung Fire & Marine Insurance Co., Ltd.	700	189,313
Samsung Heavy Industries Co., Ltd.(1)	6,900	59,270
Samsung Life Insurance Co., Ltd.	1,758	212,333
Samsung SDI Co., Ltd.	1,354	249,590
Shinhan Financial Group Co., Ltd.	9,694	481,268
SK Holdings Co., Ltd.	982	292,755
SK Hynix, Inc.	13,189	905,355
SK Innovation Co., Ltd.	1,574	301,410
SK Telecom Co., Ltd.	490	121,678
Woori Bank	7,000	110,364

		$17,021,421

Security	Shares	Value
Sri Lanka — 0.6%
Hatton National Bank PLC	152,000	$245,258
Hayleys PLC	27,400	40,968
Sampath Bank PLC	155,000	320,892
Softlogic Life Insurance PLC	2,500,000	357,385
Tokyo Cement Co Lanka PLC	520,000	226,772

		$1,191,275

Taiwan — 5.2%
Advanced Semiconductor Engineering, Inc.	122,716	$174,138
Advantech Co., Ltd.	7,699	60,199
Asia Cement Corp.	52,000	53,543
Asustek Computer, Inc.	12,000	115,588
AU Optronics Corp.	156,000	74,199
Catcher Technology Co., Ltd.	12,000	137,274
Cathay Financial Holding Co., Ltd.	134,000	250,591
Chang Hwa Commercial Bank, Ltd.	121,150	71,034
Cheng Shin Rubber Industry Co., Ltd.	28,000	48,808
China Development Financial Holding Corp.	248,000	90,969
China Steel Corp.	210,000	179,496
Chunghwa Telecom Co., Ltd.	64,000	238,017
Compal Electronics, Inc.	95,000	70,721
CTBC Financial Holding Co., Ltd.	275,679	201,443
Delta Electronics, Inc.	33,680	169,758
E.Sun Financial Holding Co., Ltd.	148,659	97,830
Far Eastern New Century Corp.	59,700	53,273
Far EasTone Telecommunications Co., Ltd.	32,000	83,486
First Financial Holding Co., Ltd.	176,800	122,161
Formosa Chemicals & Fibre Corp.	59,000	220,126
Formosa Petrochemical Corp.	22,000	93,435
Formosa Plastics Corp.	70,000	248,386
Foxconn Technology Co., Ltd.	18,291	52,197
Fubon Financial Holding Co., Ltd.	112,000	208,062
Hon Hai Precision Industry Co., Ltd.	250,635	790,154
Hotai Motor Co., Ltd.	5,000	65,045
Hua Nan Financial Holdings Co., Ltd.	138,443	82,614
Innolux Corp.	180,000	84,773
Largan Precision Co., Ltd.	2,000	274,116
Mega Financial Holding Co., Ltd.	179,476	155,681
Nan Ya Plastics Corp.	85,000	233,367
Pegatron Corp.	30,000	81,166
Pou Chen Corp.	42,000	56,456
President Chain Store Corp.	10,000	98,953
Quanta Computer, Inc.	51,000	110,995
Shin Kong Financial Holding Co., Ltd.	177,960	65,291
SinoPac Financial Holdings Co., Ltd.	186,031	64,100
Taishin Financial Holding Co., Ltd.	166,647	83,954
Taiwan Cement Corp.	67,000	86,529
Taiwan Cooperative Financial Holding Co., Ltd.	150,657	89,664
Taiwan Mobile Co., Ltd.	31,000	118,560
Taiwan Semiconductor Manufacturing Co., Ltd.	397,000	3,469,503
Uni-President Enterprises Corp.	82,960	199,144

Security	Shares	Value
United Microelectronics Corp.	220,000	$107,371
Yuanta Financial Holding Co., Ltd.	158,675	76,108

		$9,508,278

Thailand — 0.8%
Mega Lifesciences PCL	598,400	$888,981
TTCL PCL(7)	767,100	509,384

		$1,398,365

Turkey — 2.6%
Akbank Turk AS	538,300	$1,560,225
Turkiye Garanti Bankasi AS	491,300	1,602,667
Turkiye Is Bankasi AS, Class C	756,200	1,615,815

		$4,778,707

United Arab Emirates — 0.0%(6)
Orascom Construction, Ltd.(1)	9,400	$81,128

		$81,128

Vietnam — 12.9%
Bank for Foreign Trade of Vietnam JSC	303,600	$890,526
Bao Viet Holdings	51,700	186,563
Binh Minh Plastics JSC	62,900	235,985
Century Synthetic Fiber Corp.	175,966	144,612
Coteccons Construction JSC	24,000	212,642
Danang Rubber JSC	67,496	79,438
Domesco Medical Import Export JSC	59,000	262,389
FPT Corp.	106,364	295,228
Gemadept Corp.(1)	61,050	118,256
HA TIEN 1 Cement JSC	230,880	164,471
Ho Chi Minh City Infrastructure Investment JSC	262,900	434,924
Hoa Phat Group JSC(1)	322,100	883,582
Hoa Sen Group	169,025	193,803
Hoang Anh Gia Lai International Agriculture JSC(1)	204,900	78,662
Hoang Huy Investment Financial Services JSC	167,400	158,565
Imexpharm Pharmaceutical JSC	32,561	92,698
KIDO Group Corp.	73,700	144,488
Kinh Bac City Development Share Holding Corp.(1)	268,100	166,009
Masan Group Corp.	712,300	2,873,351
Mobile World Investment Corp.	40,000	221,379
Nam Long Investment Corp.	120,956	186,000
No Va Land Investment Group Corp.(1)	219,000	774,638
PetroVietnam Drilling & Well Services JSC(1)	219,214	264,945
PetroVietnam Fertilizer & Chemical JSC	205,250	220,607
PetroVietnam Gas JSC	83,000	454,810
PetroVietnam Nhon Trach 2 Power JSC	61,900	90,004
PetroVietnam Technical Services Corp.	294,900	357,408
Pha Lai Thermal Power JSC	186,000	167,505
Refrigeration Electrical Engineering Corp.	143,700	269,746
Saigon - Hanoi Commercial Joint Stock Bank(1)	334,559	191,008
Saigon Beer Alcohol Beverage Corp.	33,300	363,734
Saigon Securities, Inc.	358,330	537,834
Saigon Thuong Tin Commercial JSB(1)	483,716	345,237
Thanh Thanh Cong Tay Ninh JSC(1)	120,800	109,138
Tien Phong Plastic JSC	22,600	66,874

Security	Shares	Value
TNG Investment & Trading JSC(1)	10	$7
Traphaco JSC	31,399	157,286
Viet Capital Securities JSC(1)	209,500	830,527
Vietnam Construction and Import-Export JSC	98,800	111,035
Vietnam Dairy Products JSC	263,940	2,364,371
Vietnam Prosperity JSC Bank(1)	2,044,860	4,792,764
Vingroup JSC(1)	839,249	3,161,302
Vinh Hoan Corp.(1)	26,400	64,566
Vinh Son - Song Hinh Hydropower JSC	101,700	76,029

		$23,794,946

Total Common Stocks (identified cost $130,543,858)		$177,999,263

Rights — 0.0%(6)

Security	Shares	Value
Hyundai Heavy Industries Co., Ltd., Exp. 3/9/18(1)	148	$4,574
Mirae Asset Daewoo Co., Ltd., Exp. 2/22/18(1)	1,920	0
Piramal Enterprises, Ltd., Exp. 2/26/18(1)	108	603
Robinsons Land Corp., Exp. 2/8/18(1)	43,340	2,281
Tata Steel, Ltd., Exp. 2/28/18(1)	1,584	4,896
Tata Steel, Ltd., (partially paid shares), Exp. 2/28/18(1)	792	2,050

Total Rights (identified cost $0)		$14,404

Short-Term Investments — 2.5%

U.S. Treasury Obligations — 0.8%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/3/18(8)	$1,500	$1,494,549

Total U.S. Treasury Obligations (identified cost $1,494,862)		$1,494,549

Other — 1.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(9)	3,077,360	$3,077,668

Total Other (identified cost $3,077,423)		$3,077,668

Total Short-Term Investments (identified cost $4,572,285)		$4,572,217

Total Investments — 99.1% (identified cost $135,116,143)		$182,585,884

Other Assets, Less Liabilities — 0.9%		$1,633,990

Net Assets — 100.0%		$184,219,874

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2018, the aggregate value of these securities is $5,816,470 or 3.2% of the Portfolio’s net assets.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $1,325,817 or 0.7% of the Portfolio’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Securities are traded on separate exchanges for the same entity.

(6)	Amount is less than 0.05%.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $25,743.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	32.9%	$60,629,873
Information Technology	14.9	27,373,782
Industrials	7.4	13,645,201
Consumer Staples	7.3	13,518,417
Real Estate	6.8	12,509,230
Energy	6.3	11,581,990
Materials	6.2	11,497,722
Consumer Discretionary	6.0	11,124,438
Telecommunication Services	4.6	8,417,585
Utilities	2.2	3,956,017
Health Care	2.0	3,759,412
Short-Term Investments	2.5	4,572,217

Total Investments	99.1%	$182,585,884

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	219,362	USD	257,172	Bank of America, N.A.	2/15/18	$15,400	$—
EUR	166,400	USD	194,081	Credit Agricole Corporate and Investment Bank	2/15/18	12,682	—
USD	49,908	EUR	42,200	Bank of America, N.A.	2/15/18	—	(2,528)
USD	11,674	EUR	10,000	JPMorgan Chase Bank, N.A.	2/15/18	—	(752)
USD	33,802	EUR	29,000	JPMorgan Chase Bank, N.A.	2/15/18	—	(2,233)
USD	98,197	EUR	82,500	JPMorgan Chase Bank, N.A.	2/15/18	—	(4,315)
USD	198,654	EUR	168,550	JPMorgan Chase Bank, N.A.	2/15/18	—	(10,781)
USD	299,400	EUR	250,963	JPMorgan Chase Bank, N.A.	2/15/18	—	(12,438)
USD	561,792	EUR	469,000	JPMorgan Chase Bank, N.A.	2/15/18	—	(20,973)
USD	5,904	EUR	5,000	Standard Chartered Bank	2/15/18	—	(309)
USD	39,310	EUR	33,730	Standard Chartered Bank	2/15/18	—	(2,602)
USD	160,794	EUR	134,000	Standard Chartered Bank	2/15/18	—	(5,710)
USD	2,837,905	EUR	2,428,905	Standard Chartered Bank	2/15/18	—	(180,174)
USD	2,984,890	EUR	2,554,706	Standard Chartered Bank	2/15/18	—	(189,506)
USD	4,407,244	EUR	3,772,070	Standard Chartered Bank	2/15/18	—	(279,809)
USD	5,651,128	EUR	4,836,685	Standard Chartered Bank	2/15/18	—	(358,781)
USD	6,369,081	EUR	5,451,165	Standard Chartered Bank	2/15/18	—	(404,362)
USD	3,907	EUR	3,300	UBS AG	2/15/18	—	(193)
USD	3,953	EUR	3,343	UBS AG	2/15/18	—	(202)
USD	9,145	EUR	7,653	UBS AG	2/15/18	—	(364)
USD	7,696	EUR	6,528	UBS AG	2/15/18	—	(416)
USD	17,007	EUR	14,500	UBS AG	2/15/18	—	(1,010)
USD	23,360	EUR	19,700	UBS AG	2/15/18	—	(1,118)

						$28,082	$(1,478,576)

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation
Equity Futures
MSCI Emerging Markets Index	146	Long	Mar-18	$9,181,940	$976,159

					$976,159

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

Currency Abbreviations:

EUR	-	Euro

USD	-	United States Dollar

At January 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts*	$976,159	$—

Total		$976,159	$—

Foreign Exchange	Forward foreign currency exchange contracts	$28,082	$1,478,576

Total		$28,082	$1,478,576

*	Amount represents cumulative unrealized appreciation on futures contracts.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Asia/Pacific	$7,249,473	$106,702,907	$0	$113,952,380
Developed Europe	386,513	—	—	386,513
Emerging Europe	6,192,311	23,466,410	—	29,658,721
Latin America	17,976,595	331,798	—	18,308,393
Middle East/Africa	—	15,693,256	—	15,693,256
Total Common Stocks	$31,804,892	$146,194,371 **	$0	$177,999,263
Rights	$—	$14,404	$—	$14,404
Short-Term Investments —
U.S. Treasury Obligations	—	1,494,549	—	1,494,549
Other	—	3,077,668	—	3,077,668
Total Investments	$31,804,892	$150,780,992	$0	$182,585,884
Forward Foreign Currency Exchange Contracts	$—	$28,082	$—	$28,082
Futures Contracts	976,159	—	—	976,159
Total	$32,781,051	$150,809,074	$—	$183,590,125

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,478,576)	$—	$(1,478,576)
Total	$—	$(1,478,576)	$—	$(1,478,576)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2018 is not presented. At January 31, 2018, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 27, 2018